1933 Act File No.	2-91091
1940 Act File No.	811-4018

Form N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	67

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	63

FEDERATED HIGH YIELD TRUST

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number, including Area Code)

Peter J. Germain, Esquire

Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
X	on April 27, 2018	pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
	On	pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
	On	pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 66 Filed February 16, 2018 in their entirety.

Item 28. Exhibits

(a)
1	Conformed copy of Restatement and Amendments No. 3 and No. 4 to the Declaration of Trust	(13)
2	Conformed copy of Restatement and Amendments No. 5 to the Declaration of Trust	(23)
3	Conformed copy of Amendment #6 and #7 to the Restated and Amended Declaration of Trust dated April 29, 2010	(25)
4	Conformed copy of Amendment #8 to the Restated and Amended Declaration of Trust dated November 11, 2015	(28)
5	Conformed copy of Amendment #9 to the Restated and Amended Declaration of Trust dated August 12, 2016	(31)
6	Conformed copy of Amendment #10 to the Restated and Amended Declaration of Trust dated February 1, 2017	(32)

(b)
1	Copy of By-Laws and Amendments No. 1-3	(8)
2	Amendment No. 4 to the By-laws	(11)
3	Amendment Nos. 5-7 to the By-laws	(12)
4	Amendment No. 8 to the By-laws	(16)
5	Amendment No. 9 to the By-laws	(17)
6	Amendment Nos. 10-12 to the By-laws	(18)
7	Amendment No. 13 to the By-laws	(27)

(c)	Copy of Specimen Certificate of Shares of Beneficial Interest of the Registrant As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates.	(8)

(d)
1	Conformed copy of Investment Advisory Contract of the Registrant	(7)
2	Conformed copy of Investment Advisory Contract of the Registrant	(14)
3	Conformed copy of Amendment #1 to the Investment Advisory Contract of the Registrant (dated June 1, 2014)	(26)
4	Conformed copy of Investment Advisory Contract for Federated Equity Advantage Fund	(28)

(e)
1	Conformed copy of Distributor’s Contract of the Registrant	(7)
2	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6)(ii)-(iv) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)
3	Conformed copy of Amendment to Distributor’s Contract between the Registrant and Federated Securities Corp.	(14)
4	Conformed copy of Amendment to Distributor’s Contract between the Registrant and Federated Securities Corp.	(17)
5	Conformed copy of Amendment to Distributor’s Contract between the Registrant and Federated Securities Corp	(25)
6	Conformed copy of Exhibit A to the Distributor’s Contract of the Registrant	(25)
7	Conformed copy of Exhibit B and C to the Distributor’s Contract of the Registrant	(25)
8	Conformed copies of Exhibits D and E to the Distributor’s Contract of the Registrant	(29)
9	Conformed copy of Exhibit F to the Distributor’s Contract of the Registrant	(31)
10	Conformed copy of Exhibit G to the Distributor’s Contract of the Registrant	(33)

(f)	Not applicable

(g)
1	Conformed copy of Custodian Agreement of the Registrant	(8)
2	Conformed copy of Custodian Fee Schedule	(11)
3	Amendment to Custodian Contract dated December 1, 1993.	(20)
4	Fourth and Fifth Amendments to Custodian Contract	(23)
5	Copy of Exhibit 1 to the Custodian Contract (revised April 1, 2016)	(29)
6	Copy of Exhibit 1 to the Custodian Contract (revised October 1, 2016)	(31)
7	Copy of Exhibit 1 to the Custodian Contract (revised March 1, 2017)	(32)

(h)
1	Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement	(12)
2	The Registrant hereby incorporates the Conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387)
3	The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387)
4	The responses described in Item 23(e)(ii) are hereby incorporated by reference
5	The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115)
6	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
7	The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)	(18)
8	The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06, from Item (h)(ix) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)	(18)
9	The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/07	(19)
10	Conformed copy of the Financial Administration and Accounting Services Agreement dated March 1, 2011	(23)
11	Conformed copy of the First Amendment to the Amended and Restated Agreement for Administrative Services, dated March 1, 2013	(24)
12	Amended and Restated Agreement for Administrative Services, dated September 1, 2012	(25)
13	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, dated September 1, 2012	(25)
14	Copy of Schedule 1 to the Second Amended and Restated Services Agreement, revised 3/1/14	(25)
15	Copy of Exhibit A to the Agreement for Administrative Services (revised April 1, 2016)	(29)
16	Conformed copy of Amendment to Financial Administration and Accounting Services Agreement, dated March 1, 2015, and Exhibit A (revised April 1, 2016)	(29)
17	Copy of Schedule 1 to the Second Amended and Restated Services Agreement (revised April 1, 2016)	(29)
18	Conformed copy of Services Agreement (with amendments), revised April 12, 2016	(29)
19	Conformed copies of Amendments to Transfer Agency and Services Agreement	(29)
20	Copy of Exhibit A to the Agreement for Administrative Services (revised November 1, 2016)	(31)
21	Conformed copy of Amendment to Financial Administration and Accounting Services Agreement, dated October 14, 2015, and Exhibit A (revised September 1, 2016)	(31)
22	Copy of Schedule 1 to the Second Amended and Restated Services Agreement (revised September 1, 2016)	(31)
23	Conformed copy of Services Agreement (with amendments), revised October 1, 2016	(31)
24	Conformed copy of Schedule A to Transfer Agency and Services Agreement, revised September 1, 2016	(31)
25	Copy of Exhibit A to the Agreement for Administrative Services (revised March 1, 2017)	(32)
26	Copy of Schedule 1 to the Second Amended and Restated Services Agreement (revised March 1, 2017)	(32)
27	Conformed copy of Transfer Agency and Services Agreement between Registrant and State Street Bank and Trust Company, dated January 31, 2017	(32)
28	Conformed copy of Second Amended and Restated Agreement for Administrative Services dated September 1, 2017;	(33)

(i)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered	(8)

(j)
1	Conformed copy of Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP)	(33)
2	Opinion and Consent of Counsel as to Transfer of Organization Expenses	(8)
3	Conformed copy of Consent of Independent Registered Public Accounting Firm (KPMG LLP)	(30)

(k)	Not Applicable

(l)	Conformed copy of Initial Capital Understanding	(8)

(m)
1	Conformed copy of Distribution Plan	(25)
2	Conformed copy of Exhibit C Dated November 11, 2015 to the Distribution Plan	(28)

(n)
1	Copies of the Class A Shares and Class C Shares Exhibits to the Multiple Class Plan	(25)
2	Copy of the Class A Shares Exhibit to the Multiple Class Plan (dated March 1, 2015)	(26)
3	Copies of the Class A Shares, Class C Shares, Institutional Shares and Service Shares	(27)
4	Copies of the Class A Shares (revised December 31, 2015), Class C Shares (revised December 31, 2015), Institutional Shares (revised February 8, 2016) and Service Shares (revised February 8, 2016) Exhibits to the Multiple Class Plan	(29)
5	Copies of the Institutional/Wealth Shares (revised October 1, 2016) and Service Shares (revised October 1, 2016)Exhibits to the Multiple Class Plan	(30)
6	Copies of the Class A Shares, Class C Shares and Class T Shares (revised March 1, 2017) and Institutional Shares and Service Shares (revised January 1, 2017) Exhibits to the Multiple Class Plan	(32)
7	Copies of Class A Shares and Institutional Shares/Wealth Shares (revised October 1, 2017) Exhibits to the Multiple Class Plan	(33)

(o)
1	Conformed copy of Power of Attorney of the Registrant	(13)
2	Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant	(15)
3	Conformed copy of Power of Attorney of Treasurer and (2) Trustees of the Registrant	(18)
4	Conformed copy of Power of Attorney of Trustee of the Registrant	(19)
5	Conformed copy of Power of Attorney of M. Lally-Green, Trustee	(22)
6	Conformed copy of Power of Attorney of Lori A. Hensler, Treasurer	(24)
7	Conformed copy of Power of Attorney of John T. Collins, Trustee	(25)
8	Conformed copy of Power of Attorney of P. Jerome Richey, Trustee	(25)
9	Conformed copy of Power of Attorney of G. Thomas Hough, Trustee	(27)
10	Conformed copy of Power of Attorney of John B. Fisher, Trustee	(30)

(p)
1	Contract superseded by Item 23(p)(2)
2	Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/05, as revised 1/26/05 and 8/19/05	(20)
3	Federated Investors, Inc. Code of Ethics for Access Persons, effective 10/1/2008	(21)
4	Federated Investors, Inc. Code of Ethics for Access Persons, effective 12/6/2010	(23)
5	Federated Investors, Inc. Code of Ethics for Access Persons, effective 9/30/2012	(24)
6	Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2016	(31)

+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 2-91091 and 811-4018)
1	PEA No. 1 filed July 9, 1984
7	PEA No. 10 filed February 20, 1990
8	PEA No. 19 filed April 21, 1995
11	PEA No. 24 filed April 28, 1998
12	PEA No. 25 filed February 26, 1999
13	PEA No. 29 filed April 26, 2001
14	PEA No. 31 filed April 29, 2002
16	PEA No. 33 filed February 26, 2004
17	PEA No. 34 filed April 29, 2004
18	PEA No. 37 filed April 28, 2006
19	PEA No. 38 filed April 26, 2007
20	PEA No. 39 filed April 28, 2008
21	PEA No. 40 filed April 28, 2009
22	PEA No. 41 filed April 27, 2010
23	PEA No. 42 filed April 27, 2011
24	PEA No. 43 filed June 11, 2013
25	PEA No. 48 filed April 29, 2014
26	PEA No. 50 filed April 27, 2015
27	PEA No. 52 filed December 8, 2015
28	PEA No. 53 filed February 22, 2016
29	PEA No. 55 filed April 26, 2016
30	PEA No. 57 filed November 23, 2016
31	PEA No. 59 filed January 13, 2017
32	PEA No. 62 filed April 25, 2017
33	PEA No. 64 filed November 27, 2017

Item 29 Persons Controlled by or Under Common Control with the Fund:
None

Item 30 Indemnification
(1)

Item 31 Business and Other Connections of Investment Adviser:
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B. Fisher, (Vice Chairman, Federated Investors, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson, Partner, Morris James LLP, 500 Delaware Avenue, Suite 1500, Wilmington, DE 19801-1494. The business address of each of the Officers of the Investment Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman:	J. Christopher Donahue
President/ Chief Executive Officer:	John B. Fisher
Executive Vice Presidents:	Deborah A. Cunningham Robert J. Ostrowski
Senior Vice Presidents:

Todd Abraham

J. Scott Albrecht

Randall S. Bauer

Jonathan C. Conley

Mark E. Durbiano

Donald T. Ellenberger

Eamonn G. Folan

Richard J. Gallo

John T. Gentry

Susan R. Hill

William R. Jamison

Jeffrey A. Kozemchak

Anne H. Kruczek

Marian R. Marinack

Mary Jo Ochson

Jeffrey A. Petro

Ihab Salib

Michael W. Sirianni, Jr.

Steven J. Wagner

Paige Wilhelm

Vice Presidents:

G. Andrew Bonnewell

Hanan Callas

Leslie Ciferno

Jerome Conner

Lee R. Cunningham, II

Gregory Czamara, V

B. Anthony Delserone, Jr.

Joseph A. Delvecchio

Jason DeVito

Bryan Dingle

William Ehling

Ann Ferentino

Timothy P. Gannon

Kathryn P. Glass

James L. Grant

Patricia L. Heagy

Nathan H. Kehm

John C. Kerber

J. Andrew Kirschler

Allen J. Knizner

Tracey Lusk

Karen Manna

Daniel James Mastalski

Christopher McGinley

Keith E. Michaud

Karl Mocharko

Joseph A. Mycka

Joseph M. Natoli

Gene Neavin

Bob Nolte

Liam O’Connell

Mary Kay Pavuk

John Polinski

Rae Ann Rice

Brian Ruffner

Thomas C. Scherr

John Sidawi

Kyle Stewart

Patrick J. Strollo, III

Mary Ellen Tesla

Timothy G. Trebilcock

Nicholas S. Tripodes

Anthony A. Venturino

Mark Weiss

George B. Wright

Christopher Wu

Assistant Vice Presidents:

John Badeer

Patrick Benacci

Christopher Bodamer

David B. Catalane

Nicholas Cecchini

James Chelmu

Joseph Engel

Charles Ryan Love

Robert J. Matthews

Nick Navari

John W. Scullion

Steven J. Slanika

James D. Thompson

Michael S. Wilson

Secretary:	G. Andrew Bonnewell
Assistant Secretaries:	Edward C. Bartley George F. Magera
Treasurer:	Thomas R. Donahue
Assistant Treasurers:	Jeremy D. Boughton Richard A. Novak
Chief Compliance Officer:	Stephen Van Meter

Item 32 Principal Underwriters:
(a)	Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the following investment companies, including the Registrant:
Federated Adjustable Rate Securities Fund
Federated Core Trust
Federated Core Trust III
Federated Equity Funds
Federated Equity Income Fund, Inc.
Federated Fixed Income Securities, Inc.
Federated Global Allocation Fund
Federated Government Income Securities, Inc.
Federated Government Income Trust
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated Income Securities Trust
Federated Index Trust
Federated Institutional Trust
Federated Insurance Series
Federated International Series, Inc.
Federated Investment Series Funds, Inc.
Federated Managed Pool Series
Federated MDT Equity Trust
Federated MDT Large Cap Value Fund
Federated MDT Series
Federated Municipal Bond Fund, Inc.
Federated Municipal Securities Income Trust
Federated Premier Intermediate Municipal Income Fund
Federated Premier Municipal Income Fund
Federated Project and Trade Finance Tender Fund
Federated Short-Intermediate Duration Municipal Trust
Federated Total Return Government Bond Fund
Federated Total Return Series, Inc.
Federated U.S. Government Securities Fund: 1-3 Years
Federated U.S. Government Securities Fund: 2-5 Years
Federated World Investment Series, Inc.
Intermediate Municipal Trust
Money Market Obligations Trust

(b)
(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Chairman:	Richard B. Fisher
Executive Vice President, Assistant Secretary and Director:	Thomas R. Donahue
President and Director:	Paul Uhlman
Vice President and Director:	Peter J. Germain
Director:	Frank C. Senchak

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Executive Vice Presidents:	Michael Bappert Peter W. Eisenbrandt Solon A. Person, IV Colin B. Starks
Senior Vice Presidents:

Irving Anderson

Daniel G. Berry

Jack Bohnet

Bryan Burke

Scott J. Charlton

Steven R. Cohen

James S. Conley

Charles L. Davis, Jr.

Michael T. Dieschborg

Michael T. DiMarsico

Jack C. Ebenreiter

Theodore Fadool, Jr.

Timothy J. Franklin

James Getz

Scott A. Gunderson

Dayna C. Haferkamp

Vincent L. Harper, Jr.

Bruce E. Hastings

James M. Heaton

Donald Jacobson

Jeffrey S. Jones

Harry J. Kennedy

Michael Koenig

Edwin C. Koontz

Anne H. Kruczek

Jane E. Lambesis

Hans W. Lange, Jr.

Michael Liss

Diane Marzula

Amy Michaliszyn

Richard C. Mihm

Vincent T. Morrow

Alec H. Neilly

Becky Nelson

Keith Nixon

Stephen Otto

Richard A. Recker

Diane M. Robinson

Brian S. Ronayne

Tom Schinabeck

John Staley

Robert F. Tousignant

Jerome R. Tuskan

William C. Tustin

Michael N. Vahl

Michael Wolff

Daniel R. Wroble

Erik Zettlemayer

Paul Zuber

Vice Presidents:

Catherine M. Applegate

Robert W. Bauman

Marc Benacci

Christopher D. Berg

Bill Boarts

Matthew A. Boyle

Edward R. Bozek

Edwin J. Brooks, III

Thomas R. Brown

Mark Carroll

Dan Casey

Stephen J. Costlow

Mary Ellen Coyne

Kevin J. Crenny

Stephen P. Cronin

David G. Dankmyer

Donald Edwards

Mark A. Flisek

Stephen Francis

David D. Gregoire

Raymond J. Hanley

George M. Hnaras

Scott A. Holick

Robert Hurbanek

Ryan W. Jones

Todd Jones

Scott D. Kavanagh

Susan C. Kelley

Patrick Kelly

Nicholas R. Kemerer

Robert H. Kern

Shawn E. Knutson

Crystal C. Kwok

Jerry L. Landrum

Joseph R. Lantz

David M. Larrick

John P. Lieker

Jonathan Lipinski

Paul J. Magan

Margaret M. Magrish

Meghan McAndrew

Martin J. McCaffrey

Brian McInis

Kyle Morgan

John C. Mosko

Doris T. Muller

Mark J. Murphy

Catherine M. Nied

Ted Noethling

John A. O’Neill

James E. Ostrowski

Mark Patsy

Rich Paulson

Marcus Persichetti

Chris Prado

Sean Quirk

Timothy A. Rosewicz

Matt Ryan

Eduardo G. Sanchez

Peter Siconolfi

Brian J. Sliney

Justin Slomkowski

Bradley Smith

Edward L. Smith

John R. Stanley

Mark Strubel

Jonathan Sullivan

Christie Teachman

Cynthia M. Tomczak

Jeffrey B. Turner

David Wasik

G. Walter Whalen

Lewis Williams

Theodore Williams

Brian R. Willer

Littell L. Wilson

James J. Wojciak

Edward J. Wojnarowski

Assistant Vice Presidents:

Debbie Adams-Marshall

Kenneth C. Baber

Raisa E. Barkaloff

Chris Jackson

Stephen R. Massey

Carol McEvoy McCool

John K. Murray

Melissa R. Ryan

Carol Anne Sheppard

Scott A. Vallina

Laura Vickerman

James Wagner

Secretary:	Kary A. Moore
Assistant Secretaries:	Edward C. Bartley
Thomas R. Donahue
George F. Magera
Treasurer:	Richard A. Novak
Assistant Treasurer:	Jeremy D. Boughton
Chief Compliance Officer:	Stephen Van Meter

(c)	Not Applicable

Item 33 Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant	Federated Investors Funds 4000 Ericsson Drive Warrendale, PA 15086-7561 (Notices should be sent to the Agent for Service at the address listed on the facing page of this filing.)
Federated Administrative Services (“Administrator”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Investment Management Company (“Adviser”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
State Street Bank and Trust Company (“Transfer Agent, Dividend Disbursing Agent” and “Custodian”)	P.O. Box 8600 Boston, MA 02266-8600

Item 34 Management Services: Not applicable.

Item 35 Undertakings:
Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED HIGH YIELD TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of April, 2018.

FEDERATED HIGH YIELD TRUST
BY: /s/ Edward C. Bartley Edward C. Bartley, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ Edward C. Bartley Edward C. Bartley, Assistant Secretary	Attorney In Fact For the Persons Listed Below	April 25, 2018
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
John B. Fisher*	Trustee
Lori A. Hensler*	Treasurer (Principal Financial Officer/Principal Accounting Officer)
John T. Collins*	Trustee
G. Thomas Hough*	Trustee
Maureen Lally-Green*	Trustee
Charles F. Mansfield, Jr.*	Trustee
Thomas O’Neill*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney